RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Salaries, wages, and other benefits	$ 3,753	$ 2,800
Bonuses	1,052	787
Share-based compensation	1,965	7,487
Key management personnel compensation	$ 6,770	$ 11,074